Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Current assets:
Allowances for doubtful accounts	$ 275	$ 333
Shareholders' equity:
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred Stock, Shares Issued	0	0
Common stock, par value per share	$ 1.00	$ 1.00
Common stock, shares authorized	4,320,000,000	4,320,000,000
Common stock, shares issued	3,119,843,000	3,119,843,000
Treasury stock, shares	336,620,000	299,215,000